Description of Organization and Business Operations (Details) - USD ($)								9 Months Ended		12 Months Ended
	Nov. 13, 2024	Oct. 11, 2024	Mar. 27, 2024	Mar. 14, 2024	Jul. 07, 2023	May 25, 2023	Dec. 14, 2021	Dec. 14, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 11, 2024	Apr. 08, 2024	Mar. 31, 2024	Mar. 21, 2024	Feb. 29, 2024	Jan. 31, 2024	Jun. 09, 2023	Nov. 25, 2021
Description of Organization and Business Operations
Share price									$ 9.2	$ 9.2
Cash									$ 517,975	$ 2,171,553	$ 50,858
Working capital									3,166,087	2,808,465	929,527
Aggregate redemption amount					$ 197,694,657
Excise tax liability									2,299,092	1,976,947
Marketable securities held in Trust Account									$ 12,895,117	$ 44,709,805	$ 237,984,513
Common stock, par value (In dollars per share)												$ 0.0001
Angel Studios, Inc.
Description of Organization and Business Operations
Business acquisition equity interest issued value assigned												$ 1,500,000,000
Business acquisition share price												$ 10
Sponsor
Description of Organization and Business Operations
Common stock, shares outstanding						4,200,000
Class A common stock subject to redemption
Description of Organization and Business Operations
Holders of number of shares exercised the right to redeem the shares				2,986,952					18,849,935
Conversion of Class B common stock										4,200,000	4,200,000
Aggregate redemption amount				$ 32,214,591	$ 197,694,657				$ 32,214,591
Number of shares redeemed			2,986,952	2,986,952	18,849,935
Class A ordinary shares subject to possible redemption, issued (in shares)				1,163,113					1,163,113	4,150,065	23,000,000							4,150,065
Common stock subject to possible redemption, shares outstanding				1,163,113		23,000,000			1,163,113	4,150,065	23,000,000							4,150,065
Common class not subject to redemption
Description of Organization and Business Operations
Holders of number of shares exercised the right to redeem the shares						18,849,935				18,849,935
Aggregate redemption amount						$ 197,694,657			$ 197,694,657	$ 197,694,657
Share redemption payable withdrawn					$ 197,694,657	$ 4,150,065				$ 4,150,065
Number of shares redeemed					18,849,935
Common stock subject to possible redemption, shares outstanding						23,000,000
Class A common stock
Description of Organization and Business Operations
Holders of number of shares exercised the right to redeem the shares										18,849,935
Share price									$ 9.2	$ 9.2
Price of warrants													$ 11.5
Common stock, shares issued						27,200,000			5,363,113	8,350,065	23,000,000
Common stock, shares outstanding						27,200,000			5,363,113	8,350,065	23,000,000
Aggregate redemption amount										$ 197,694,657
Number of shares redeemed					18,849,935
Number of warrants in a unit													0.5
Number of shares issuable per warrant (in shares)													1
Number of shares in a unit													1
Common stock, par value (In dollars per share)									$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock | Sponsor
Description of Organization and Business Operations
Aggregate of non redemption shares issued						4,000,000
Common stock, shares issued										8,350,065
Common stock, shares outstanding										8,350,065
Class B common stock
Description of Organization and Business Operations
Common stock, shares issued						1,550,000			1,550,000	1,550,000	5,750,000
Common stock, shares outstanding						1,550,000			1,550,000	1,550,000	5,750,000								5,750,000
Common stock, par value (In dollars per share)									$ 0.0001	$ 0.0001	$ 0.0001
Class B common stock | Sponsor
Description of Organization and Business Operations
Aggregate of non redemption shares transferred						1,499,996			1,499,996	1,499,996				166,666
Shares transferred to consummation of extension						500,000
Additional non redemption shares transferred						166,666
Conversion of Class B common stock						4,200,000
Common stock, shares issued						1,550,000
Common stock, shares outstanding									50,004	50,004
Subsequent Events
Description of Organization and Business Operations
Aggregate redemption amount	$ 12,000,000
Subsequent Events | Sponsor
Description of Organization and Business Operations
Shares transferred to consummation of extension								1,163,113
Subsequent Events | Class A common stock subject to redemption
Description of Organization and Business Operations
Holders of number of shares exercised the right to redeem the shares		985,170						2,986,952
Aggregate redemption amount								$ 32,214,591
Class A ordinary shares subject to possible redemption, issued (in shares)								1,163,113
Common stock subject to possible redemption, shares outstanding								1,163,113
Subsequent Events | Class A common stock
Description of Organization and Business Operations
Number of warrants in a unit															0.5
Subsequent Events | Class A common stock | Sponsor
Description of Organization and Business Operations
Conversion of Class B common stock								32,214,591
Common stock, shares outstanding								0
Subsequent Events | Class B common stock | Sponsor
Description of Organization and Business Operations
Aggregate of non redemption shares transferred								2,986,952								166,666	166,666
Additional non redemption shares transferred																166,666	166,666
Common stock, shares issued								0
Private placement warrants
Description of Organization and Business Operations
Number of warrants issued							11,700,000
Price of warrants							$ 1
Proceeds from sale of Private Placement Warrants							$ 11,700,000
Public Warrants | Class A common stock
Description of Organization and Business Operations
Number of shares issuable per warrant (in shares)									0.1			0.1
IPO
Description of Organization and Business Operations
Number of shares issued							23,000,000
Share price							$ 10
Proceeds from issuance of shares							$ 230,000,000
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination							100.00%
IPO | Class A common stock
Description of Organization and Business Operations
Price of warrants							$ 11.5
Number of shares issuable per warrant (in shares)							1
Number of shares in a unit							1
Common stock, par value (In dollars per share)							$ 0.0001
IPO | Public Warrants
Description of Organization and Business Operations
Number of warrants in a unit							0.5
Over-allotment
Description of Organization and Business Operations
Number of shares issued							3,000,000
Initial Public Offering, Over-Allotment and the Private Placement
Description of Organization and Business Operations
Number of shares issued							3,000,000
Share price							$ 10.2
Proceeds from issuance of shares							$ 234,600,000
Maturity term of U.S. government securities							185 days
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination							100.00%
Duration of combination period							18 months